Employee Benefits - Summary of Amount Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	$ 551	$ 28		$ (7)	$ (167)
Net benefit cost recognized in the consolidated statements of income [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	468			374	359
Past service cost				10	46
Gain or Loss on Settlement or Curtailment	(14)			(3)	(61)
Net Interest on the Net Defined Benefit Liability	387			319	282
Net benefit cost recognized in the consolidated statements of income [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	318			244	245
Past service cost				10	45
Gain or Loss on Settlement or Curtailment	(5)			(2)	(61)
Net Interest on the Net Defined Benefit Liability	304			248	224
Net benefit cost recognized in the consolidated statements of income [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	125			106	93
Past service cost					1
Gain or Loss on Settlement or Curtailment	(8)			(1)
Net Interest on the Net Defined Benefit Liability	49			41	34
Net benefit cost recognized in the consolidated statements of income [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	25			24	21
Gain or Loss on Settlement or Curtailment	(1)
Net Interest on the Net Defined Benefit Liability	34			30	24
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	646			1,291	1,271
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	668			1,061	1,102
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	(63)			46	18
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	$ 41			$ 184	$ 151

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3